Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenues	$ 6,572,317	$ 6,734,090
Operating Expenses
Infrastructure and access	2,708,311	2,570,747
Depreciation and amortization	2,433,501	2,527,647
Network operations	1,200,907	1,272,168
Customer support	367,682	543,191
Sales and marketing	864,976	1,494,920
General and administrative	1,537,728	1,979,792
Total Operating Expenses	9,113,105	10,388,465
Operating Loss	(2,540,788)	(3,654,375)
Other Income/(Expense)
Interest expense, net	(1,273,901)	(1,607,120)
Other income, net	1,629
Loss before income taxes	(1,272,272)	(1,607,120)
Loss from continuing operations	(3,813,060)	(5,261,495)
Loss from discontinued operations
Operating loss		(2,909,567)
Gain on sale of assets		1,177,742
Total loss from discontinued operations		(1,731,825)
Net Loss	$ (3,813,060)	$ (6,993,320)
(Loss) gain per share – basic and diluted
Continuing (in dollars per share)	$ (0.19)	$ (1.55)
Discontinued
Operating (in dollars per share)		(0.86)
Non-operating (in dollars per share)		0.35
Total discontinued (in dollars per share)		(0.51)
Net loss per common share – Basic and diluted (in dollars per share)	$ (0.19)	$ (2.06)
Weighted average common shares outstanding – Basic and diluted (in shares)	19,717,264	3,402,540